Principal joint ventures - Summary of joint ventures (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019
Minera Escondida Limitada [Member]
Disclosure of joint ventures [line items]
Group interest (%)	30.00%
Minera Escondida Limitada [Member] | BHP Billiton
Disclosure of joint ventures [line items]
Group interest (%)	57.50%
Sohar Aluminium Co. L.L.C.
Disclosure of joint ventures [line items]
Group interest (%)	20.00%